Consolidated Statements of Operations - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Net revenues	$ 23,422,006	$ 15,243,282	$ 1,371,201
Cost of revenues	(23,039,528)	(13,704,248)	(246,736)
Gross profit	382,478	1,539,034	1,124,465
Operating expenses:
Selling and marketing expenses	(1,558,719)	(385,722)	(28,995)
General and administrative expenses	(2,701,178)	(1,081,346)	(319,607)
Total operating expenses	(4,259,897)	(1,467,068)	(348,602)
Income (loss) from operations	(3,877,419)	71,966	775,863
Other income (expenses):
Interest expense, net	(60,756)	(14,803)	(9,712)
Other income, net	141,530	393,198	274,912
Total other income, net	80,774	378,395	265,200
Income (loss) from continuing operations before income tax expense	(3,796,645)	450,361	1,041,063
Income tax (expense) benefit	419,405	(116,063)	(273,927)
Net income (loss) from continuing operations	(3,377,240)	334,298	767,136
Income (loss) from discontinued operation, net of tax	(36,404)	(57,376)	1,424,301
Net income (loss)	(3,413,644)	276,922	2,191,437
Net income (loss) from continuing operations	(3,377,240)	334,298	767,136
Less: Net income (loss) attributable to non-controlling interests from continuing operations	(434,971)	129,748	403,334
Net income (loss) attributable to EZGO Technologies Ltd.’s shareholders from continuing operations	(2,942,269)	204,550	363,802
Income (loss) from discontinued operation, net of tax	(36,404)	(57,376)	1,424,301
Less: Net income attributable to non-controlling interests from discontinued operation			49,980
Net income (loss) attributable to EZGO Technologies Ltd.’s shareholders from discontinued operation	(36,404)	(57,376)	1,374,321
Net income (loss) attributable to EZGO Technologies Ltd.’s shareholders	$ (2,978,673)	$ 147,174	$ 1,738,123
Net income (loss) from continuing operations per ordinary share:
Basic and diluted (in Dollars per share)	$ (0.27)	$ 0.03	$ 0.05
Net income (loss) from discontinued operation per ordinary share:
Basic and diluted (in Dollars per share)	0	(0.01)	0.18	[1]
Net income (loss) per ordinary share:
Basic and diluted (in Dollars per share)	$ (0.27)	$ 0.02	$ 0.23	[1]
Weighted average shares outstanding
Basic and diluted (in Shares)	10,735,606	7,800,000	7,800,000	[1]

[1]	The shares and per share information are presented on a retroactive basis to reflect share reorganization by way of a sub-division and surrender of shares on September 8, 2020 (Note 15).